Oct. 07, 2021
The Cook & Bynum Fund
The Cook & Bynum Fund
Cook & Bynum Funds Trust (the “Trust”) The Cook & Bynum Fund (the “Fund”)

Supplement dated October 7, 2021 to the Prospectus dated January 28, 2021

The following disclosure is hereby added as a new paragraph under “Principal Risks” in the “The Cook & Bynum Fund Summary” section beginning on page 4 of the Fund’s prospectus:
•Risk of Current Focus on Breweries and Soft Drink Bottling and Distribution: The Fund may invest up to 25% of its assets in the securities of issuers in a particular industry or group of industries. From time to time, a relatively high percentage of the assets of the Fund may be invested in a limited number of industries. When the Fund’s investment focus is limited in this manner, the Fund’s performance will be affected by the performance of the issuers within those specific industries and could be more volatile than that of an investment company that invests its assets in a more diverse array of sectors. As of the date hereof, the securities of issuers in the Breweries and Soft Drink Bottling and Distribution industries comprise a significant portion of the Fund’s assets. These investments expose the Fund to the risks of the Brewing and Soft Drink Bottling and Distribution industries generally, and of those specific issuers in particular. In this regard, the securities of a single Brewing or Soft Drink Bottling and Distribution issuer, or a group of such issuers, may be adversely affected by numerous factors including, among others, demographic and product trends, competitive pricing, changing consumer preferences, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, nutritional and health-related concerns, consumer product liability claims, consumer boycotts, risks of product tampering, and the availability and expense of liability insurance.
Please retain this supplement for future reference.